LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LEASES
Average effective annual interest rate on sale and lease back agreement	3.30%
Total net book value of assets recorded under sale-leaseback finance leases	$ 1,500	$ 3,300
Future minimum lease payments for non cancellable lease	1,970	5,541
Interest	56	214
Minimum Finance Lease Payments Present Value	1,914	5,327
Net Book Value of assets recorded	3,800	8,400
Future minimum lease payments under non-cancellable operating lease	92,249	28,633
Operating lease payments	14,100	6,300
2019
LEASES
Future minimum lease payments for non cancellable lease	1,970	3,570
Interest	56	158
Minimum Finance Lease Payments Present Value	1,914	3,412
Future minimum lease payments under non-cancellable operating lease	15,711	4,305
Between 1-3 years
LEASES
Future minimum lease payments under non-cancellable operating lease	27,011	7,415
Between 1-5 years
LEASES
Future minimum lease payments for non cancellable lease		1,971
Interest		56
Minimum Finance Lease Payments Present Value		1,915
Between 3 - 5 years
LEASES
Future minimum lease payments under non-cancellable operating lease	21,186	7,484
2024 and Thereafter
LEASES
Future minimum lease payments under non-cancellable operating lease	$ 28,341	9,429
Osisko
LEASES
Average effective annual interest rate	4.30%
Secured finance lease obligation	$ 1,900	$ 3,300